STOCK-BASED COMPENSATION, SUMMARY OF OPTION ACTIVITY - (Details) - Stock Options $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares
Summary of option activity - Shares
Outstanding at the beginning of year (in shares) | shares		3,193,785	3,253,310
Granted (in shares) | shares		1,439,463	333,250
Forfeited (in shares) | shares		(570,863)	(257,570)
Exercised (in shares) | shares		(89,387)	(135,205)
Outstanding at the end of period (in shares) | shares	3,972,998	3,972,998	3,193,785	3,253,310
Vested at the end of period (in shares) | shares		2,146,415	1,811,996
Summary of option activity - Weighted Average Exercise Price
Outstanding at the beginning of year (in dollars per shares)		$ 7.52	$ 7.47
Granted (in dollars per shares)		3.94	6.27
Forfeited (in dollars per shares)		6.54
Exercised (in dollars per shares)		0.29	1.41
Outstanding at the end of period (in dollars per shares)	$ 6.53	6.53	7.52	$ 7.47
Vested at the end of period (in dollars per share)	$ 7.86	$ 7.86	$ 7.54
Option activity disclosures
Weighted Average Remaining Contractual Term - Outstanding		7 years 5 months 23 days	6 years 11 months 5 days
Weighted Average Remaining Contractual Term - Vested		6 years 2 months 12 days	6 years 3 months 26 days
Aggregate Intrinsic Value - Outstanding (in dollars) | $	$ 53,894	$ 53,894	$ 571
Aggregate Intrinsic Value - Vested (in dollars) | $	53,894	$ 53,894	$ 563
Stock Option
Weighted average grant-date fair value of options granted		$ 3.04	$ 5.23	$ 7.37	$ 6.15
Total fair value of options vested | $	1,100	$ 3,100	$ 5,179	$ 5,144	$ 2,329
Total unrecognized compensation expense | $	$ 6,500	$ 6,500	$ 5,630
Period for unrecognized compensation expense is estimated to be recognized		2 years 6 months 11 days	2 years 4 months 13 days